Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
5% Convertible Senior Unsecured Notes	$ 700,000	$ 700,000
Loan Facilities - Drybulk Segment	741,103	716,354
Loan Facilities - Tanker Segment	317,011	224,985
Loan Facilities - Drilling Segment	1,519,168	1,607,500
Less: Deferred financing costs	(141,089)	(162,124)
Total Debt	4,436,193	4,386,715
Less: Current portion	(1,053,638)	(1,102,085)
Long-term portion	3,382,555	3,284,630
9.5% Ocean Rig Senior Unsecured Notes
Senior Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes
Senior Notes	$ 800,000	$ 800,000